REPORTABLE SEGMENTS (Details Textual)	12 Months Ended
Dec. 31, 2020 bbl
Uruguayer [Member]
Disclosure Of Reportable Segments [Line Items]
Area of Property	(50.00%)
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,000,000
Forestry [Member]
Disclosure Of Reportable Segments [Line Items]
Explanation of information about the volume of assets held	Arauco holds forestry assets distributed throughout Chile, Argentina, Brazil and Uruguay, reaching 1.7 million hectares as of December 31, 2020, of which 1 million hectares are used for plantations, 496 thousand hectares for native forests, 109 thousand hectares for other uses and 82 thousand hectares are to be planted.
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Osb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	460,000
Osb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	230,000
Pb [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,400,000
Pb [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,500,000
Sawn lumber [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	70,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	7,600,000
Sawn Wood [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	3,000,000
Mdf [Member] | Sonae Arauco Production Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,500,000
Mdf [Member] | Arauco Total Capacity [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	4,400,000